EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning, balance	$ 10,052,000	$ 9,827,000
Drilling and exploration	910,000	146,000
Assessments and taxes	69,000	83,000
Effect of movements in exchange rates	3,000	(4,000)
Option income	(117,000)
Ending, balance	10,917,000	10,052,000
Durango, Mexico [Member]
Statement [Line Items]
Drilling and exploration	910,000	146,000
Assessments and taxes	69,000	83,000
Effect of movements in exchange rates	3,000	(4,000)
Option income	(117,000)
Beginning balance	10,051,000	9,826,000
Ending balance	10,916,000	10,051,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Option income	0
Beginning balance	1,000	1,000
Ending balance	$ 1,000	$ 1,000